6. INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
InventoriesLineItems [Line Items]
(-) Provision for losses	R$ (134,553)	R$ (157,754)
Inventoy, net	5,282,750	5,039,560
Finished Goods [Member]
InventoriesLineItems [Line Items]
Inventory gross	1,691,842	1,501,969
Work In Progress [Member]
InventoriesLineItems [Line Items]
Inventory gross	1,294,369	1,217,611
Raw Materials [Member]
InventoriesLineItems [Line Items]
Inventory gross	1,493,129	1,584,140
Spare Parts [Member]
InventoriesLineItems [Line Items]
Inventory gross	857,402	902,135
Advances To Suppliers [Member]
InventoriesLineItems [Line Items]
Inventory gross	R$ 35,828	R$ 36,192